                                                                       1933 Act
                                                                    Rule 497(j)

December 2, 2008                                                     VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Phoenix Life Variable Universal Life Account
    Phoenix Life Insurance Company
    Registration Nos. 333-152387 and 811-04721

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in Pre-Effective Amendment No. 1 to the registration statement filed electronically on Form N-6 on November 26, 2008. The public offering made pursuant to this Registration Statement commenced on December 1, 2008.

If you have any questions concerning this filing, please call the undersigned at 860/403-5878.

Very truly yours,

/s/ Lois L. McGuire
------------------------------------
Lois L. McGuire
Director
Phoenix Life Insurance Company